Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Details) [Line Items]
Amortization expenses	$ 428,431	$ 470,773	$ 37,694
Amortization expenses next five years	3,393,413	$ 3,821,844
Five Year Warrants [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization expenses next five years	$ 428,431